OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 11 - OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of the following:

	December 31,
	2013	2012
Other taxes payable	$405,705	$775,995
Accrued payroll & welfare	18,119	14,587
Accrued expense & liability	645,810	-
Deposits of purchasing materials	477,859	-
Others	2,255	14,614
	$1,549,748	$805,196